Expense Example - Brighthouse/Wellington Large Cap Research Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	734
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,033
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 915